Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	4D Molecular Therapeutics, Inc.
Entity Central Index Key	0001650648
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3506994
Entity Address, Address Line One	5858 Horton Street #455
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	505-2680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FDMT
Security Exchange Name	NASDAQ